Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	4,885.07
Total Transaction Valuation	35,373,390.34
Total Offset Amount	0.00
Net Fee	$ 4,885.07
Offering Table N/A
Offset Table N/A	N/A